UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21705
Nuveen Tax-Advantaged Floating Rate Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Floating Rate Fund (JFP)
April 30, 2007

Principal
Amount (000)/
Shares	Description (1)	Coupon		Ratings (2)	Value

	Preferred Securities – 136.6% (98.9% of Total Investments)

	Capital Markets – 15.1%

239,300	Goldman Sachs Group Inc., (3)	6.110%	(4)	A	$6,161,975
200,000	Lehman Brothers Holdings Inc., Series G, (3)	6.070%	(4)	A-	5,150,000
74,000	Merrill Lynch & Co., Inc., (3)	6.110%	(4)	A	1,891,440
126,000	Merrill Lynch & Co., Inc., Series 5	5.850%	(4)	A	3,216,944
200,000	Morgan Stanley, Series 2006A, (3)	6.057%	(4)	A2	5,287,500
80	Richmond County Capital Corporation, 144A Series B	8.250%		N/R	8,172,500
35,600	UBS Preferred Funding Trust IV, (3)	6.020%	(4)	Aa2	899,968

	Total Capital Markets				30,780,327

	Commercial Banks – 88.1%

9,000	ABN AMRO North America Capital Funding, 144A, (3)	6.968%		A2	9,627,188
7,000	BBVA International Preferred SA, Unipersonal	5.919%		A1	6,924,176
6,591	Banco Santander, 144A	6.500%		A	164,775
90,426	Banco Santander	6.410%		Aa3	2,305,863
120,000	Bank of America Corporation, Series D, (3)	6.204%		A1	3,150,000
135,000	Bank of America Corporation, Series E, (3)	5.710%	(4)	Aa3	3,429,851
7,000	City National Bancshares Corporation, Series F, 144A, (3) (MMB)	8.533%		N/R	7,275,625
20,000	Cobank ABC, 144A, (3)	7.000%		N/R	1,035,920
1,000	CoreStates Capital Trust III, 144A	5.930%	(4)	A+	974,341
10,000	FBOP Corporation, Series 2005A, 144A, (MMB)	8.090%	(4)	N/R	10,093,750
6,000	First Tennessee Bank, 144A, (3)	6.198%	(4)	A3	6,178,125
10,000	Heartland Bank, Series A, (3) (MMB)	9.298%	(4)	N/R	10,393,747
220,000	HSBC USA Inc., (3)	6.100%	(4)	A	5,711,200
5,000	MidCarolina Financial Corporation, 144A, (3) (MMB)	8.342%		N/R	5,195,313
10,000	Pedcor Bancorp, Series A, (3) (MMB)	9.070%	(4)	N/R	10,390,625
5,000	Pedcor Financial Bancorp., (3) (MMB)	9.076%	(4)	N/R	5,196,875
500	PNC Preferred Funding Trust	6.517%		A2	517,657
5,000	Regent Bancorp Inc., Series A, (3) (MMB)	8.481%		N/R	5,195,313
10,000	River Valley Bancorp, Series A, (3) (MMB)	9.300%	(4)	N/R	10,393,750
10,000	Rogers Bancshares Inc., 144A Series A, (3) (MMB)	9.300%	(4)	N/R	10,393,750
6,500	SG Preferred Capital II LLC, (3)	6.302%		A+	6,881,875
10,000	Shorebank Corporation, 144A, (3) (MMB)	9.150%	(4)	N/R	10,393,750
5,000	Sleepy Hollow Bank, 144A Series A, (3) (MMB)	9.150%	(4)	N/R	5,195,313
1,000	St. George Funding Company LLC, 144A	8.485%		A3	1,045,052
1,000	Southern Bancorp Inc., (3) (MMB)	9.305%	(4)	N/R	10,184,375
200,000	SunTrust Bank Inc., (3)	5.880%	(4)	A2	5,431,260
3,500	Truman Bancorp Inc., (3) (MMB)	9.326%	(4)	N/R	3,636,719
235,000	U.S. Bancorp, Series 2006B, (3)	5.950%	(4)	A+	6,171,688
10,000	Vineyard National Bancorp, 144A Series C, (3) (MMB)	9.157%	(4)	N/R	10,390,625
200,000	Zions Bancorporation, (3)	5.870%	(4)	Baa1	5,231,260

	Total Commercial Banks				179,109,761

	Consumer Finance – 1.7%

39,110	SLM Corporation, (3)	6.040%	(4)	BBB+	3,423,349

	Diversified Financial Services – 5.1%

10,000	Blossman Bancshares, Inc., (MMB)	8.730%		N/R	10,372,500

	Insurance – 15.4%

386,500	Aegon N.V., (3)	6.375%		A-	10,037,405
145,000	MetLife Inc., Series B, (3)	6.500%		Baa1	3,816,400
1,200	Oil Insurance Limited, 144A, (5)	7.558%		Baa1	1,263,836
313,600	Prudential PLC, (3)	6.500%		A-	8,062,656
2,000	Twin Reefs Trust Pass Through to XL Financial Assurance Ltd. Preferred Stock Series B	6.320%	(4)	Aa2	2,006,592
6,000	Zurich RegCaPS Funding Trust VI, 144A, (3)	6.070%	(4)	Baa2	6,196,875

	Total Insurance				31,383,764

	Thrifts & Mortgage Finance – 7.6%

5,000	MM Community Funding Trust XVIII Limited, Class D, (MMB)	7.150%	(4)	N/R	5,025,000
5,000	RMG Capital Corporation, (3) (MMB)	9.450%	(4)	N/R	5,196,875
200,000	Washington Mutual Inc., (3)	6.050%	(4)	Baa1	5,150,000

	Total Thrifts & Mortgage Finance				15,371,875

	U.S. Agency – 3.6%

40,000	Federal Home Loan Mortgage Corporation, Corporate Debt, (3)	5.570%		AA-	1,000,800
120,000	Federal Home Loan Mortgage Corporation, (3)	5.660%		AA	3,030,000
71,000	Federal Home Loan Mortgage Corporation, (3)	5.100%		AA-	3,303,722

	Total U.S. Agency				7,334,522

	Total Preferred Securities (cost $273,496,282)				277,776,098

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 0.9% (0.7% of Total Investments)

	Commercial Banks – 0.9%

$2,000	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	$1,994,710

$2,000	Total Corporate Bonds (cost $2,000,000)				1,994,710

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 0.6% (0.4% of Total Investments)

$1,125	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/07, repurchase price $1,125,357, collateralized by $915,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $1,149,643	4.900%	5/01/07	$1,125,204

	Total Short-Term Investments (cost $1,125,204)			1,125,204

	Total Investments (cost $276,621,486) – 138.1%			280,896,012

	Other Assets Less Liabilities – 0.3%			516,434

	Preferred Shares, at Liquidation Value – (38.4)%			(78,000,000)

	Net Assets Applicable to Common Shares – 100%			$203,412,446

Interest Rate Swaps outstanding at April 30, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Goldman Sachs	$7,000,000	Receive	3-Month USD-LIBOR	4.563%	Semi-Annually	9/29/10	$ 90,212
Goldman Sachs	1,500,000	Receive	3-Month USD-LIBOR	5.278	Semi-Annually	12/09/35	3,642
Goldman Sachs	8,700,000	Receive	3-Month USD-LIBOR	5.788	Semi-Annually	6/02/36	(648,993)
JPMorgan	1,300,000	Receive	3-Month USD-LIBOR	4.962	Semi-Annually	7/27/35	63,207
JPMorgan	1,500,000	Receive	3-Month USD-LIBOR	5.436	Semi-Annually	9/11/36	(12,273)
Morgan Stanley	3,000,000	Receive	3-Month USD-LIBOR	4.590	Semi-Annually	7/15/15	68,416
Morgan Stanley	2,000,000	Receive	3-Month USD-LIBOR	4.850	Semi-Annually	7/14/35	130,095
Morgan Stanley	4,000,000	Receive	3-Month USD-LIBOR	4.880	Semi-Annually	7/15/35	242,420
Morgan Stanley	1,750,000	Receive	3-Month USD-LIBOR	4.900	Semi-Annually	7/18/35	100,835
Morgan Stanley	1,700,000	Receive	3-Month USD-LIBOR	4.930	Semi-Annually	7/21/35	90,073

							$ 127,634

USD-LIBOR (United States Dollar – London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)
Security has a floating rate coupon which is periodically reset based on a fixed percentage rate above a predetermined index or benchmark. The coupon rate disclosed is that in effect at the end of the reporting period.

(5)	Portion of the Investment, with an aggregate market value of $621,386, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

N/R	Not rated.

(MMB)	Middle Market Bank.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization on debt securities, and timing differences in recognizing certain gains and losses on investment transactions.
At April 30, 2007, the cost of investments was $276,634,850.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$5,452,651
Depreciation	(1,191,489)

Net unrealized appreciation (depreciation) of investments	$4,261,162

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Floating Rate Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2007

*	Print the name and title of each signing officer under his or her signature.